INTANGIBLE ASSETS - Schedule of Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure Of Goodwill [Line Items]
Goodwill	£ 1,199	£ 1,199	£ 1,199
Cost
Disclosure Of Goodwill [Line Items]
Goodwill	1,285	1,285
Accumulated impairment
Disclosure Of Goodwill [Line Items]
Goodwill	£ (86)	£ (86)